EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits [Abstract]
Group's provision for employee benefits
The Group’s provisions for employee benefits are as follows:

	At December 31,
	2018	2017
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	21,195	22,641
Pension plans	485	604
Total present value of defined benefit obligations	21,680	23,245

Other provisions for employees	64,895	60,914
Total provisions for employee benefits	86,575	84,159

Disclosure of defined benefit plans
The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2016	23,783	828	24,611

Included in the consolidated income statement	—	142	142
Included in other comprehensive income/loss (*)	820	(135)	685
Other	(1,962)	(231)	(2,193)
Benefits paid	(1,964)	(164)	(2,128)
Other changes	2	(67)	(65)
Amounts at December 31, 2017	22,641	604	23,245

Included in the consolidated income statement	—	55	55
Included in other comprehensive income/loss (*)	(390)	(28)	(418)
Other	(1,056)	(146)	(1,202)
Benefits paid	(1,620)	(169)	(1,789)
Other changes	564	23	587
Amounts at December 31, 2018	21,195	485	21,680
The expected benefit payments for the defined benefit obligations are as follows:

	Expected benefit payments
	TFR	Pension plans
	(€ thousand)
2019	1,167	47
2020	1,413	48
2021	1,754	48
2022	1,649	3,787
2023	1,746	4
Beyond 2023	6,750	685
Total	14,479	4,619

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2018			2017			2016
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	—	55	55	—	141	141	31	(41)	(10)
Interest expense	—	—	—	—	1	1	360	4	364
Total recognized in the consolidated income statement	—	55	55	—	142	142	391	(37)	354

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	At December 31,
	2018		2017
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,647)	1,891	(1,771)	2,036